Label	Element	Value
MFS Mid Cap Value Portfolio
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT TO THE PROSPECTUS

Supplement dated January 27, 2026, to the Prospectus dated April 30, 2025.

MFS® Mid Cap Value Portfolio

Effective June 10, 2026, the first paragraph in the sub-sections entitled "Principal Investment Strategies" under the main headings entitled "Summary of Key Information" and "Investment Objective, Strategies, and Risks" is restated in its entirety as follows:

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in value companies with medium market capitalizations.

MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of December 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $1.3 billion and $101.9 billion, and the fund’s average weighted market capitalization as of that date was $24.4 billion.

Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

Effective June 10, 2026, the following sentence in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" is deleted in its entirety:

MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

Risk/Return [Heading]	oef_RiskReturnHeading	MFS® Mid Cap Value Portfolio